3. Members Equity	11 Months Ended
Dec. 31, 2013
Equity [Abstract]
3. Members Equity

NOTE 3 – Members’ Equity

During the period January 29, 2013 to December 31, 2013 the members of the Company contributed $141,986 consisting of direct contribution to the Company of $19,825 and direct payments by the members for purchases of inventory and general and administrative expenses of $123,038

The Company’s member received payments from the company aggregating $137,157 which have been recorded as compensation and are included in general and administrative expenses on the accompanying statement of operations.